Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Net operating loss carry forwards	$ 4,628,000
Net operating loss carry forwards expiration year	through 2033
Percentage of cumulative tax effect at expected rate	21.00%	21.00%